Related Party Transactions (Transactions between the Group and Sinopec Corp., Its Subsidiaries and Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Sales commissions	¥ 104,598	¥ 125,641	¥ 139,954
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of petroleum products	39,879,549	50,354,162	49,209,765
Sales other than petroleum products	6,790,568	8,642,514	7,112,332
Purchases of crude oil	27,934,926	43,886,966	44,175,644
Purchases other than crude oil	9,937,862	9,579,239	8,996,814
Sales commissions	104,598	125,619	139,837
Rental income	¥ 32,829	¥ 31,972	¥ 29,551